Pension Plans and Postretirement Benefits - Components of Defined Benefit Pension Plans (Details) - U.S. - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Change in projected benefit obligation:
Projected benefit obligation, beginning of year	$ 236,572	$ 218,874
Interest cost	4,946	6,349	$ 8,070
Actuarial (gains) losses	(4,977)	22,475
Settlement payments	0	(2,476)
Benefits paid	(9,813)	(8,650)
Projected benefit obligation, end of year	226,728	236,572	218,874
Change in plan assets:
Fair value of plan assets, beginning of year	190,220	166,071
Actual return on plan assets	13,619	29,376
Employer contributions	7,089	8,688
Benefits paid	(9,813)	(8,650)
Settlement payments	0	(2,476)
Administrative expenses	(1,900)	(2,789)
Fair value of plan assets, end of year	199,215	190,220	$ 166,071
Funded status at end of year	$ (27,513)	$ (46,352)